RESTRUCTURING CHARGES - Restructuring Program Charges (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Total before income taxes	$ 133	$ 202	$ 57	$ 335
Income tax benefit	29	43	11
Total after income taxes	$ 103	$ 160	$ 46
Per ordinary share - diluted (USD per share)	$ 0.26	$ 0.40	$ 0.11
Workforce reductions
Restructuring Cost and Reserve [Line Items]
Total before income taxes	$ 81	$ 120	$ 19
Plant closing and other
Restructuring Cost and Reserve [Line Items]
Total before income taxes	$ 52	$ 83	$ 38